20. Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Financial Liabilities Tables Abstract
Breakdown of the balances of Other financial liabilities

The breakdown of the balances of these items is as follows:

Thousand of reais	2020	2019	2018

Credit card obligations	48,912,963	38,531,519	39,761,739
Unsettled financial transactions (2)	7,210,396	7,239,785	3,356,871
Dividends and Interest on Capital payable	1,223,310	7,826,247	4,508,569
Tax collection accounts - Tax payables	864,292	883,768	1,205,746
Liability associated with the transfer of assets (Note 9.g)	55,105	75,500	126,906
Other financial liabilities (1)	8,595,084	6,328,551	2,769,005
Total	66,861,150	60,885,370	51,728,836

(1) On December 31, 2020, it includes the financial liability in the total amount of R$0 million (2019 - R$1,600 million and 2018 - R$519 million), related to the commitment of the put option of the shares held by Banco Bonsucesso (Note 3,a ) and R$0 (2019 - R$0 million and 2018 - R$1,427 million), related to the put option for the shares issued by Getnet SA, which was authorized by BACEN on February 18, 2019 and settled on February 25, 2019.

(2) Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.